Intangible Assets and Work-in-Progress (Tables) - TINGO, INC. [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Intangible Assets and Work-in-Progress (Tables) [Line Items]
Schedule of intangible assets
Cost
As of January 1, 2022	$6,193,507
Additions	—
Forex translation difference	(904,770)
As of March 31, 2022	5,288,737

Amortization
As of January 1, 2022	4,026,671
Charge for the period	283,941
Forex translation difference	(398,817)
As of March 31, 2022	3,911,795
Carrying Amount	$1,376,942

Cost
As at 1 January, 2021	$6,193,507
Additions	—
Forex translation difference	(454,361)
As at 30 September, 2021	$5,739,146
Amortization
As at 1 January, 2021	$3,138,446
Charge for the period	860,872
Forex translation difference	(230,239)
As at 30 September, 2021	$3,769,079
Carrying Amount	$1,970,067

	December 31, 2021	December 31, 2020
Cost
As at 1 January, 2021	$6,193,507	$6,535,305
Additions	—	—
Forex translation difference	(495,912)	(341,798)
As at 31 December, 2021	$5,697,995	$6,193,507

Amortization
As at 1 January, 2021	$3,138,446	$2,004,585
Charge for the year	1,187,042	1,241,356
Forex translation difference	(298,817)	(107,495)
As at 31 December, 2021	4,026,671	3,138,446
Carrying Amount	$1,670,924	$3,055,061

Schedule of work-in-progress
January 1, 2021	$207,968,849
Additions	—
Forex translation difference	(15,256,797)
Closing balance — September 30, 2021	$192,712,052

	December 31, 2021	December 31, 2020
January 1, 2021	$207,968,849	$8,694,244
Additions	—	200,157,284
Transfer to Capitalization – Site Installations	(191,316,838)	—
Forex translation difference	(16,652,011)	(882,679)
Closing balance – December 31, 2021	$—	$207,968,849